Segment information (Details Textual)	Jun. 30, 2015	Jun. 30, 2014
Equity Method Investment, Ownership Percentage	50.00%
GDF Suez Cape Ann [Member] | GDF Suez Neptune [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%